PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,109,920	$ 1,269,434
Disposals	0
Property, plant and equipment at end of period	1,221,912	1,109,920
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,380,584	2,346,649
Additions	246,809	33,935
Disposals	(687,957)
Property, plant and equipment at end of period	1,939,436	2,380,584
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,270,664)	(1,077,215)
Additions	(134,817)	(193,449)
Disposals	687,957
Property, plant and equipment at end of period	(717,524)	(1,270,664)
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	6,580
Property, plant and equipment at end of period	0	0
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	151,786	151,786
Additions	0	0
Disposals	0
Property, plant and equipment at end of period	151,786	151,786
Furniture and fixtures [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(151,786)	(145,206)
Additions	0	(6,580)
Disposals	0
Property, plant and equipment at end of period	(151,786)	(151,786)
Office and Communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,349	2,700
Property, plant and equipment at end of period	1,263	2,349
Office and Communications equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	32,318	29,422
Additions	0	2,896
Disposals	0
Property, plant and equipment at end of period	32,318	32,318
Office and Communications equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(29,969)	(26,722)
Additions	(1,086)	(3,247)
Disposals	0
Property, plant and equipment at end of period	(31,055)	(29,969)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	0	0
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,708	11,708
Additions	0	0
Disposals	0
Property, plant and equipment at end of period	11,708	11,708
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(11,708)	(11,708)
Additions	0	0
Disposals	0
Property, plant and equipment at end of period	(11,708)	(11,708)
Land and Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	333,251	316,667
Property, plant and equipment at end of period	316,276	333,251
Land and Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	374,567	343,528
Additions	0	31,039
Disposals	0
Property, plant and equipment at end of period	374,567	374,567
Land and Building [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(41,316)	(26,861)
Additions	(16,975)	(14,455)
Disposals	0
Property, plant and equipment at end of period	(58,291)	(41,316)
Field camps and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	774,320	801,079
Property, plant and equipment at end of period	726,122	774,320
Field camps and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,037,342	1,037,342
Additions	0	0
Disposals	0
Property, plant and equipment at end of period	1,037,342	1,037,342
Field camps and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(263,022)	(236,263)
Additions	(48,198)	(26,759)
Disposals	0
Property, plant and equipment at end of period	(311,220)	(263,022)
Right-of-use asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	142,408
Property, plant and equipment at end of period	178,251	0
Right-of-use asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	687,957	687,957
Additions	246,809	0
Disposals	(687,957)
Property, plant and equipment at end of period	246,809	687,957
Right-of-use asset [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(687,957)	(545,549)
Additions	(68,558)	(142,408)
Disposals	687,957
Property, plant and equipment at end of period	(68,558)	(687,957)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	0	0
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	84,906	84,906
Additions	0	0
Disposals	0
Property, plant and equipment at end of period	84,906	84,906
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(84,906)	(84,906)
Additions	0	0
Property, plant and equipment at end of period	$ (84,906)	$ (84,906)